SECURITIES (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities Available for Sale
Amortized Cost	$ 246,858,000	$ 245,662,380	$ 238,163,241
Gross Unrealized Gains	3,836,000	3,528,265	1,727,873
Gross Unrealized Losses	(1,218,000)	(2,329,774)	(9,494,818)
Fair Value	249,476,000	246,860,871	230,396,296
U.S. government agencies
Securities Available for Sale
Amortized Cost	59,270,000	61,721,469	73,930,275
Gross Unrealized Gains	37,000	1,331	51,000
Gross Unrealized Losses	(479,000)	(1,136,740)	(4,695,333)
Fair Value	58,828,000	60,586,060	69,285,942
States and political subdivisions
Securities Available for Sale
Amortized Cost	90,228,000	86,322,227	91,043,216
Gross Unrealized Gains	3,074,000	3,233,870	1,613,981
Gross Unrealized Losses	(333,000)	(274,768)	(2,473,566)
Fair Value	92,969,000	89,281,329	90,183,631
Mortgage-backed - residential
Securities Available for Sale
Amortized Cost	97,090,000	97,348,684	72,919,750
Gross Unrealized Gains	697,000	267,475	43,956
Gross Unrealized Losses	(406,000)	(918,266)	(2,325,919)
Fair Value	97,381,000	96,697,893	70,637,787
Equity
Securities Available for Sale
Amortized Cost	270,000	270,000	270,000
Gross Unrealized Gains	28,000	25,589	18,936
Fair Value	$ 298,000	$ 295,589	$ 288,936